EQUITY (Details Narrative)				12 Months Ended
	Nov. 15, 2024 SGD ($) $ / shares shares	Oct. 13, 2023 USD ($) $ / shares shares	Apr. 22, 2022 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2025 SGD ($) shares		Dec. 31, 2024 SGD ($) shares		Nov. 14, 2024 shares	Dec. 31, 2021 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding		5,006,666				5,306,666		5,306,666		5,306,666
Common stock, value		$ 100,000				$ 17,000	[1]	$ 21,000	[1]	$ 21,000	[1]
Common stock, shares authorized		100,000,000				33,333,333		33,333,333		33,333,333
Common stock, par value | $ / shares		$ 0.001		$ 0.003		$ 0.003
Reverse stock split		reverse share split at a ratio of 1:3
Common stock, shares issued	5,306,666	5,006,666				5,306,666		5,306,666		5,306,666		5,006,666
Ms Hong Bee Yin [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Special share award, shares	300,000
Fair value per share | $ / shares	$ 1.16
Fair value of vested options | $	$ 348,000
Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, value | $		$ 100,000
Common stock, shares authorized		33,333,333
Common stock, par value | $ / shares		$ 0.003
Reverse stock split		The Company effected the reverse share split of all issued and outstanding shares of 15,020,000 shares at a ratio of 3:1.
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued on initial public offering			3,020,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding													12,000,000
Treasury Stock, Common [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares acquired				36,454	36,454
Purchase consideration of shares acquired				$ 45,000	$ 48,000

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the unaudited interim condensed consolidated financial statements